UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011


Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

InstitutionalInvestment Manager Filing this Report:

Name:    Consulta Limited

Address: 20 St. James's Street, London, United Kingdom SW1A 1ES

Form 13F File Number: 28-14165

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Tony Baker
Title: Chief Operating Officer
Phone: +44 20 7766 5400

Signature, Place, and Date of Signing:

/s/ Tony Baker             London, United Kingdom            May 09, 2011
--------------------------------------------------------------------------------
        [Signature]             [City, State]                   [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _0____________________

Form 13F Information Table Entry Total: _56____________________

Form 13F Information Table Value Total: _$243,119.66___________(thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

-----------------------  --------  ----------   --------    ---------------------  -------         ----------- ---------------------
                         TITLE OF                VALUE      SHARES OR  SH/   PUT/  INVSTMT           OTHER       VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP     (x1000)      PRN AMT   PRN   CALL  DSCRTN           MANAGERS    SOLE   SHARED  NONE
-----------------------  --------  ----------   --------    ---------  ----  ----  -------         ----------- --------------------
ABBOTT LABORATORIES       COM       002824 10 0   1,060.41   21,619    SH             Sole                     Sole
AFLAC INC                 COM       001055 10 2   1,012.43   19,182    SH             Sole                     Sole
ANALOG DEVICES INC        COM       032654 10 5   1,093.35   27,764    SH             Sole                     Sole
APPLIED MATERIALS INC     COM       038222 10 5   1,236.59   79,167    SH             Sole                     Sole
AT&T INC                  COM       00206R 10 2   1,100.03   35,937    SH             Sole                     Sole
AUTOMATIC DATA
  PROCESSING              COM       053015 10 3   1,131.18   22,046    SH             Sole                     Sole
BAXTER INTERNATIONAL
  INC                     COM       071813 10 9   1,112.34   20,687    SH             Sole                     Sole
BB&T CORP                 COM       054937 10 7   1,220.78   44,473    SH             Sole                     Sole
BERKSHIRE HATHAWAY INC
  DEL                     CL A      084670 10 8  21,050.40      168    SH             Sole                     Sole
BERKSHIRE HATHAWAY INC
  DEL                     CL B                                         SH
                          NEW       084670 70 2   7,861.22   94,000    SH             Sole                     Sole
CARDINAL HEALTH INC       COM       14149Y 10 8   1,142.10   27,768    SH             Sole                     Sole
CHEVRON CORP              COM       166764 10 0   1,322.99   12,308    SH             Sole                     Sole
CMS ENERGY CORP           COM       125896 10 0   1,097.21   55,866    SH             Sole                     Sole
COCA-COLA CO/THE          COM       191216 10 0  24,877.50  375,000    SH             Sole                     Sole
CONOCOPHILLIPS            COM       20825C 10 4   1,302.20   16,306    SH             Sole                     Sole
DARDEN RESTAURANTS INC    COM       237194 10 5   1,011.78   20,594    SH             Sole                     Sole
DR PEPPER SNAPPLE GROUP
  INC                     COM       26138E 10 9   1,016.44   27,353    SH             Sole                     Sole
EATON CORP                COM       278058 10 2   1,144.06   20,636    SH             Sole                     Sole
SELECT SECTOR SPDR TR     SBI INT-
                          ENERGY    81369Y 50 6  70,778.13  887,500    SH             Sole                     Sole
EXXON MOBIL CORP          COM       30231G 10 2   1,201.80   14,285    SH             Sole                     Sole
FREEPORT-MCMORAN COPPER   COM       35671D 85 7   1,082.56   19,488    SH             Sole                     Sole
GENERAL ELECTRIC CO       COM       369604 10 3   1,256.77   62,682    SH             Sole                     Sole
HARRIS CORP               COM       413875 10 5   1,114.41   22,468    SH             Sole                     Sole
HASBRO INC                COM       418056 10 7   1,002.52   21,403    SH             Sole                     Sole
HONEYWELL INTERNATIONAL
  INC                     COM       438516 10 6   1,195.10   20,015    SH             Sole                     Sole
INTEL CORP                COM       458140 10 0     957.06   47,426    SH             Sole                     Sole
INTERNATIONAL PAPER CO    COM       460146 10 3   1,196.52   39,646    SH             Sole                     Sole
INTL BUSINESS MACHINES
  CORP                    COM       459200 10 1   1,143.94    7,015    SH             Sole                     Sole
JOHNSON & JOHNSON         COM       478160 10 4     965.00   16,287    SH             Sole                     Sole
JOHNSON CONTROLS INC      COM       478366 10 7   1,118.11   26,897    SH             Sole                     Sole
JPMORGAN CHASE & CO       COM       46625H 10 0   1,233.04   26,747    SH             Sole                     Sole
KLA-TENCOR CORPORATION    COM       482480 10 0   1,254.22   26,505    SH             Sole                     Sole
KRAFT FOODS INC-CLASS A   COM       50075N 10 4  24,021.76  766,000    SH             Sole                     Sole
L-3 COMMUNICATIONS
  HOLDINGS                COM       502424 10 4   1,106.44   14,129    SH             Sole                     Sole
LORILLARD INC             COM       544147 10 1   1,176.89   12,387    SH             Sole                     Sole
LOWE'S COS INC            COM       548661 10 7   1,134.32   42,918    SH             Sole                     Sole
MCDONALD'S CORP           COM       580135 10 1     975.93   12,826    SH             Sole                     Sole
MEDTRONIC INC             COM       585055 10 6   1,179.04   29,963    SH             Sole                     Sole
METLIFE INC               COM       59156R 10 8   1,157.66   25,881    SH             Sole                     Sole
MICROSOFT CORP            COM       594918 10 4   9,978.98  393,028    SH             Sole                     Sole
MORGAN STANLEY            COM NEW   617446 44 8   1,113.51   40,758    SH             Sole                     Sole
MURPHY OIL CORP           COM       626717 10 2   1,080.08   14,711    SH             Sole                     Sole
NATIONAL SEMICONDUCTOR
  CORP                    COM       637640 10 3   1,074.61   74,938    SH             Sole                     Sole
NORTHEAST UTILITIES       COM       664397 10 6   1,113.60   32,185    SH             Sole                     Sole
OCCIDENTAL PETROLEUM
  CORP                    COM       674599 10 5   1,186.27   11,353    SH             Sole                     Sole
PFIZER INC                COM       717081 10 3   1,239.70   61,039    SH             Sole                     Sole
PHILIP MORRIS
  INTERNATIONAL           COM       718172 10 9   1,155.15   17,601    SH             Sole                     Sole
RAYTHEON COMPANY          COM NEW   755111 50 7   1,100.57   21,635    SH             Sole                     Sole
SIMON PROPERTY GROUP INC  COM       828806 10 9   1,088.32   10,156    SH             Sole                     Sole
SPDR S&P 500 ETF TRUST    TR UNIT   78462F 10 3  28,705.74  217,700    SH             Sole                     Sole
SYSCO CORP                COM       871829 10 7     959.11   34,625    SH             Sole                     Sole
US BANCORP                COM NEW   902973 30 4   1,116.19   42,232    SH             Sole                     Sole
WALGREEN CO               COM       931422 10 9   1,145.88   28,547    SH             Sole                     Sole
WEYERHAEUSER CO           COM       962166 10 4   1,461.61   59,415    SH             Sole                     Sole
WILLIAMS COS INC          COM       969457 10 0   1,363.63   43,734    SH             Sole                     Sole
XILINX INC                COM       983919 10 1   1,192.51   36,357    SH             Sole                     Sole